Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ 51	€ (288)	€ 649
Reclassification in financial result for the period	(10)	(79)	(112)
Reclassification in operating income for the period	(3)	(1)	1
Reclassification in initial carrying amount of hedged item	11	4	0
Other comprehensive income, before tax, cash flow hedges	€ 49	€ (364)	€ 538